UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		March 31, 2002

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	61,806

ISSUER          	  CLASS   CUSIP     VALUE    SHS        INVEST   VOTG
                                      (X1000)             DISCRET  AUTH

Abgenix             Com    00339B107   2,669      141,300   sole    sole
Accrue Softw        Com    00437w102     309      644,600   sole    sole
Aegis Comm          Com    00760b105     385    1,603,100   sole    sole
Applied Molec Evolu Com    03823e108   1,471      171,000   sole    sole
BAM! Entertain      Com    059361105     400       85,000   sole    sole
Blue Rhino          Com    095811105   7,509      830,600   sole    sole
Butler Intl         Com    123649105      23       10,200   sole    sole
China Yuchai        Com    g21082105     573      333,001   sole    sole
Conductus           Com    206784100     706      321,000   sole    sole
Cuisine Solutions   Com    229904107      78      217,970   sole    sole
Datum               Com    238208102     330       29,600   sole    sole
Digital Courier     Com    253838106      42      421,200   sole    sole
Ditech Comm         Com    25500M103     835      186,900   sole    sole
Divine              Cl A   255402109   1,046    2,091,800   sole    sole
E-Loan              Com    26861P107   1,191      643,800   sole    sole
Eloquent            Com    290140102      99      146,100   sole    sole
Epix Medical        Com    26881q101     673       53,200   sole    sole
Esperion Thera      Com    29664r106     795      130,600   sole    sole
Essential Thera     Com    29669A108     554      158,400   sole    sole
Exact Sciences      Com    30063p105   1,976      203,100   sole    sole
Exelixis            Com    30161q104   1,529      110,900   sole    sole
Gartner             Com    366651107   1,792      138,900   sole    sole
GenStar Thera       Com    37248d105     189      188,600   sole    sole
Illumina            Com    452327109   1,826      193,000   sole    sole
Industri-Matematik  Com    455792101      46       43,800   sole    sole
InfoCrossing        Com    45664X109      70       12,600   sole    sole
Interlinq Softw     Com    458753100     174       96,450   sole    sole
Ivanhoe Energy      Com    465790103   11,063   5,727,142   sole    sole
Juno Lightning      Com    482047206   2,777      219,500   sole    sole
La Jolla Pharma     Com    503459109   1,464      200,000   sole    sole
Martha Stewart      Com    573083102   1,280       71,500   sole    sole
Metromedia Intl     Com    591695101     397    1,281,050   sole    sole
MPSI Systems        Com    553412206     115      225,838   sole    sole
Netro               Com    64114R109     988      353,000   sole    sole
Netsolve            Com    64115j106   1,312      166,100   sole    sole
Opta Food           Com    68381n105     434      371,200   sole    sole
Persistence Softw   Com    715329108     398      433,000   sole    sole
PYR Energy          Com    693677106   1,464      762,500   sole    sole
Selectica           Com    816288104     911      236,100   sole    sole
Sentex Sensing      Com    817268105      22      815,961   sole    sole
Sina.com            Ord    G81477104     717      477,816   sole    sole
Sirius Satellite    Com    82966u103   1,381      259,600   sole    sole
Sonus               Com    835691106     457      994,300   sole    sole
Stamps.com          Com    852857101   1,540      344,500   sole    sole
Syntroleum          Com    871630109     477       80,200   sole    sole
Tularik Inc         Com    899165104   2,522      153,400   sole    sole
Univ Access Global  Com    91336M105     718      475,400   sole    sole
US Global Investors Cl A   902952100     692      384,459   sole    sole
ValueClick          Com    92046n102     539      204,200   sole    sole
Vignette            Com    926734104   1,491      433,500   sole    sole
Vsource             Com    92908B105      86      408,399   sole    sole
Wireless Facilities Com    97653A103     558       93,000   sole    sole
WorldPort Comm      Com    98155j105     710    1,652,000   sole    sole